SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 USD ($)
Working capital	¥ (76,983,000)
Net cash used in the operating activities	184,540,000	$ 28,959,000	¥ (35,505,000)	¥ 26,291,000
Net income	467,761,000	$ 73,402,000	250,066,000	527,185,000
Shareholders' equity	27,864,000		(461,623,000)		$ 4,373,000
Cash and cash equivalents	¥ 182,551,000		¥ 117,320,000	¥ 122,149,000	$ 28,646,000
VIEs percentage of Group's consolidated revenue	38.00%	38.00%	48.00%	96.00%
VIEs percentage of consolidated total assets	14.00%	14.00%	12.00%
VIEs percentage of consolidated total liabilities	74.00%	74.00%	86.00%
Convenience translation rate per US$1.00	6.3726				6.3726
Restricted cash	¥ 2,016,000		¥ 2,000,000		$ 316,000
Impairment loss on investment			49,000
Value added tax rate	6.00%	6.00%
Value added tax amount	¥ 145,996,000		92,161,000	¥ 168,763,000
Service fees			23,815,000	174,191,000
Refund liabilities			(180,104,000)	15,505,000
Employee defined contribution plan expense	57,363,000		37,665,000	65,076,000
Government grants	¥ 19,762,000		¥ 6,773,000	¥ 18,722,000
Weighted average remaining lease term	2 years 1 month 6 days		1 year 8 months 12 days		2 years 1 month 6 days
Weighted average discount rate	4.75%		4.75%		4.75%
Retained earnings	¥ (794,762,000)		¥ (1,266,848,000)		$ (124,715,000)
Other Revenue [Member]
Refund liabilities			77,045,000
Accrued Expenses and Other Current Liabilities
Deferred Revenue			4,154,000
Post-origination service
Remaining performance obligations			¥ 182,026,000
Remaining performance obligations, percentage that will be recognized by the Group over the following 12 months			100.00%
ASU 2019-11
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
ASU 2014-09
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
ASU 2016-02 | Cumulative Effect Adjustment
Retained earnings | $						$ 0
ASU 2020-01
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021				Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect [true false]	true				true
Payment Guarantee [Member]
Guarantee obligations	¥ 5,728,718,000		¥ 1,586,610,000
CNY
Cash and cash equivalents	¥ 127,902,000		¥ 63,197,000
Cash and Cash Equivalents | Net Assets, Geographic Area | CHINA
Concentration risk, percentage	69.00%	69.00%	53.00%
Customer Concentration Risk | Net Revenue | Customer A
Concentration risk, percentage	16.00%	16.00%
Customer Concentration Risk | Net Revenue | Customer B
Concentration risk, percentage	13.00%	13.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer B
Concentration risk, percentage	16.00%	16.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer C
Concentration risk, percentage	22.00%	22.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer D
Concentration risk, percentage	21.00%	21.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase	¥ 1
Effective time period of agreement	10 years	10 years